Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 8,173	$ 5,936	$ 25,208
More Than Five 5 [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	0	1,671	5,903
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	7,117	3,358	13,325
No Later than 1 year [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 1,056	$ 907	$ 5,980